Cover Page	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	Blaize Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2708752
Entity Address, Address Line One	4659 Golden Foothill Parkway
Entity Address, Address Line Two	Suite 206
Entity Address, City or Town	El Dorado Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95762
City Area Code	916
Local Phone Number	347-0050
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001871638
Amendment Flag	false
Entity Primary SIC Number	3674
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	4659 Golden Foothill Parkway
Entity Address, Address Line Two	Suite 206
Entity Address, City or Town	El Dorado Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95762
City Area Code	916
Local Phone Number	347-0050
Contact Personnel Name	Harminder Sehmi